UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09140

VIRTUS INSTITUTIONAL TRUST

(exact name of registrant as specified in charter)

101 Munson Street,

Greenfield, MA 01301

(Address of principal executive offices)

Kevin J. Carr, Esq.,

Virtus Investment Partners, Inc.

100 Pearl Street,

Hartford, CT 06103

(Name and Address of agent for service)

Registrant’s telephone number, including area code: 800-243-1574

Date of Fiscal Year End: 12/31

Date of Reporting Period: 07/01/2010 - 06/30/2011

******************************* FORM  N–Px  REPORT *******************************

ICA File Number: 811-09140

Reporting Period: 07/01/2010  –  06/30/2011

Virtus Institutional Trust

Virtus Institutional Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Insight Trust

(Signature and Title)*

By:	/s/ George R. Alyward
George R. Alyward, President

Date: August 25, 2011